Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB, Series A, 5.00%, 09/01/27	$100	$128,442
City of Huntsville AL GOL, 5.00%, 05/01/28 (Call 11/01/27)	45	57,878

		186,320

Arizona — 1.3%
Arizona State University RB, Series B, 5.00%, 07/01/30 (Call 07/01/27)	70	88,035
City of Phoenix AZ GO, 5.00%, 07/01/27 (Call 07/01/26)	80	99,618
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/28 (Call 07/01/27)	40	50,815

		238,468

California — 11.3%
California State University RB, Series A, 5.00%, 11/01/27 (Call 05/01/26)	50	62,816
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	70	90,849
Contra Costa Transportation Authority RB, Series A, 5.00%, 03/01/27 (Call 03/01/25)	65	78,844
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/28 (Call 06/01/27)	50	64,567
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/27	50	64,837
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/29 (Call 07/01/27)	65	83,940
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/30 (Call 01/01/27)	125	158,622
Los Angeles Unified School District/CA GO, Series A, 5.00%, 07/01/27	45	57,915
Metropolitan Water District of Southern California RB, Series C, 5.00%, 10/01/27	55	72,047
Mountain View Los Altos Union High School District/CA GO, Series C, 0.00%, 08/01/27(a)	150	135,696
Newport Mesa Unified School District GO, 0.00%, 08/01/27 (NATL)(a)	215	195,805
San Jose Unified School District GO, Series C, 0.00%, 08/01/27 (NPFGC)(a)	55	49,904
San Mateo County Community College District GO
0.00%, 09/01/27 (NPFGC)(a)	100	91,271
Series A, 0.00%, 09/01/27 (NPFGC)(a)	100	91,271
Santa Monica Public Financing Authority RB, 5.00%, 07/01/31 (Call 07/01/27)	35	44,541
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/27 (Call 01/01/25)	70	83,910
State of California GO
4.00%, 08/01/27 (Call 08/01/26)	35	41,603
5.00%, 04/01/27	125	159,920
5.00%, 08/01/30 (Call 08/01/27)	300	383,385
Series C, 5.00%, 08/01/27 (Call 08/01/26)	30	37,627
West Valley-Mission Community College District GO, 5.00%, 08/01/27 (Call 08/01/25)	35	42,999

		2,092,369

Colorado — 0.4%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 12/01/27	45	57,460
State of Colorado COP, Series K, 5.00%, 03/15/27	20	25,230

		82,690

Security	Par (000)	Value
Connecticut — 1.5%
State of Connecticut GO, Series A, 5.00%, 04/15/29 (Call 04/15/27)	$150	$186,661
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/27	50	62,253
Series B, 5.00%, 10/01/27	25	31,625

		280,539

District of Columbia — 1.1%
District of Columbia GO, Series A, 5.00%, 10/15/27	100	129,646
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/27 (Call 10/01/25)	55	67,148

		196,794

Florida — 3.5%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/27 (Call 10/01/26)	20	24,854
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/27	50	63,816
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/27	85	109,740
Florida’s Turnpike Enterprise RB 5.00%, 07/01/29 (Call 07/01/27)	50	63,666
Series A, 5.00%, 07/01/27	70	89,456
Hillsborough County School Board COP, Series B, 5.00%, 07/01/27	30	38,143
Palm Beach County School District COP, Series B, 5.00%, 08/01/27	85	108,550
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/27	45	56,873
State of Florida GO
Series A, 5.00%, 07/01/27	45	57,655
Series B, 5.00%, 06/01/30 (Call 06/01/27)	25	31,623

		644,376

Georgia — 1.9%
State of Georgia GO
Series C, 5.00%, 07/01/29 (Call 07/01/27)	200	255,642
Series F, 5.00%, 07/01/27 (Call 01/01/27)	75	95,063

		350,705

Hawaii — 2.4%
City & County of Honolulu HI GO
Series B, 5.00%, 10/01/27 (Call 10/01/25)	100	121,910
Series D, 5.00%, 09/01/31 (Call 09/01/27)	30	37,868
State of Hawaii GO
5.00%, 10/01/30 (Call 10/01/27)	105	133,555
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	50	62,717
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	75	94,075

		450,125

Illinois — 3.0%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	100	118,494
Series A, 5.00%, 01/01/28 (Call 01/01/27)	65	80,703
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	117,688
Series D, 5.00%, 11/01/27	200	240,384

		557,269

Indiana — 0.9%
Indiana Finance Authority RB, Series C, 5.00%, 06/01/27 (Call 12/01/26)	130	164,146

Kansas — 0.6%
State of Kansas Department of Transportation RB, 5.00%, 09/01/27 (Call 09/01/25)	95	115,558

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.2%
State of Louisiana GO
Series B, 5.00%, 08/01/27 (Call 08/01/26)	$155	$192,420
Series B, 5.00%, 10/01/27	25	32,043

		224,463

Maryland — 3.4%
City of Baltimore MD RB, 5.00%, 07/01/31 (Call 01/01/27)	100	123,918
County of Montgomery MD GO, Series C, 5.00%, 10/01/27	100	129,276
State of Maryland GO, Series A, 5.00%, 03/15/27	300	382,920

		636,114

Massachusetts — 2.1%
Commonwealth of Massachusetts GOL, Series E, 5.00%, 11/01/27	100	129,261
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/27	50	64,226
Massachusetts Clean Water Trust (The) RB, 5.25%, 08/01/27	20	26,100
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/29 (Call 08/01/27)	135	172,448

		392,035

Michigan — 0.5%
State of Michigan RB, 5.00%, 03/15/27	70	88,743

Minnesota — 1.4%
State of Minnesota GO
5.00%, 10/01/27	50	64,680
Series A, 5.00%, 10/01/31 (Call 10/01/27)	100	127,477
Series D, 5.00%, 08/01/27 (Call 08/01/26)	50	62,676

		254,833

Mississippi — 1.3%
State of Mississippi GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	128,384
Series C, 5.00%, 10/01/27 (Call 10/01/25)	90	109,276

		237,660

Nebraska — 0.3%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/28 (Call 01/01/27)	50	62,379

Nevada — 3.2%
County of Clark Department of Aviation RB, 5.00%, 07/01/27	75	95,602
County of Clark NV GOL
4.00%, 11/01/31 (Call 11/01/27)	100	117,709
5.00%, 06/01/27	25	31,888
5.00%, 11/01/27	45	57,936
County of Clark NV RB
5.00%, 07/01/27	45	57,324
5.00%, 07/01/30 (Call 07/01/27)	25	31,481
County of Washoe NV RB, 5.00%, 02/01/27	35	44,030
State of Nevada GOL, Series D, 5.00%, 04/01/27 (Call 04/01/25)	25	29,997
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/27	100	128,980

		594,947

New Jersey — 1.9%
New Jersey Economic Development Authority RB 5.00%, 11/01/27	80	97,813
Series A, 4.00%, 11/01/27 (SAP)	50	56,892
New Jersey Turnpike Authority RB, Series A, 5.25%, 01/01/27 (AGM)	100	128,749

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/27	$10	$12,675
5.00%, 06/01/27 (Call 06/01/25)	45	53,852

		349,981

New Mexico — 0.2%
New Mexico Finance Authority RB, 5.00%, 06/01/27	25	31,888

New York — 10.6%
City of New York NY GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	155	198,324
Long Island Power Authority RB, 5.00%, 09/01/27	100	127,524
Metropolitan Transportation Authority RB
5.00%, 11/15/27 (Call 11/15/26)	55	68,297
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	25	31,026
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/27 (SAW)	145	186,825
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	95	121,195
Series C, 5.00%, 11/01/27 (Call 05/01/25)	150	180,701
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/27	100	128,891
Series BB-2, 5.00%, 06/15/31 (Call 06/15/27)	45	56,839
New York State Dormitory Authority RB
Series A, 5.00%, 03/15/27	100	127,431
Series A, 5.00%, 02/15/29 (Call 02/15/27)	40	50,362
Series A, 5.00%, 02/15/30 (Call 02/15/27)	150	187,863
Series B, 5.00%, 02/15/31 (Call 08/15/27)	150	189,474
Port Authority of New York & New Jersey RB, 5.00%, 11/15/31 (Call 11/15/27)	200	255,204
Triborough Bridge & Tunnel Authority RB, Series C-1, 5.00%, 11/15/27	50	65,076

		1,975,032

North Carolina — 1.8%
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	127,401
State of North Carolina RB
Series B, 5.00%, 05/01/27	10	12,747
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	190,264

		330,412

Ohio — 3.2%
City of Columbus OH GOL, Series 4, 5.00%, 02/15/28 (Call 02/15/27)	100	126,411
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/30 (Call 02/15/27)	110	137,011
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/27 (Call 12/01/25)	55	67,671
Series A, 5.00%, 06/01/29 (Call 06/01/27)	45	57,190
State of Ohio GO
5.00%, 09/01/27	45	57,837
Series T, 5.00%, 05/01/30 (Call 05/01/27)	100	126,247
State of Ohio RB, Series B, 5.00%, 10/01/27	25	32,022

		604,389

Oklahoma — 0.8%
Oklahoma Turnpike Authority RB, Series E, 5.00%, 01/01/27	25	31,598
University of Oklahoma (The) RB, 5.00%, 07/01/27 (Call 07/01/26)	100	123,963

		155,561

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon — 2.5%
Oregon State Lottery RB, Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	$100	$120,097
State of Oregon GO
Series I, 5.00%, 08/01/28 (Call 08/01/27)	100	127,868
Series L, 5.00%, 08/01/30 (Call 08/01/27)	75	95,352
Washington County School District No. 1 West Union GO, 5.00%, 06/15/28 (Call 06/15/27) (GTD)	100	127,466

		470,783

Pennsylvania — 2.5%
City of Philadelphia PA GO, 5.00%, 08/01/27 (Call 08/01/25)	65	77,928
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/27	25	31,390
First Series, 5.00%, 02/01/27 (Call 02/01/26)	105	127,940
First Series, 5.00%, 09/15/27 (Call 09/15/26)	40	49,455
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	35	43,274
Pennsylvania Turnpike Commission RB, Series A2, 5.00%, 12/01/27	100	128,032

		458,019

Rhode Island — 2.2%
Rhode Island Commerce Corp. RB, Series B, 5.00%, 06/15/27 (Call 06/15/26)	105	129,293
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/30 (Call 10/01/27)	50	63,681
State of Rhode Island GO
5.00%, 08/01/28 (Call 08/01/27)	150	191,927
Series B, 5.00%, 08/01/29 (Call 08/01/27)	25	31,852

		416,753

South Carolina — 0.4%
State of South Carolina GO, Series A, 4.00%, 04/01/31 (Call 10/01/27) (SAW)	65	77,273

Tennessee — 3.9%
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	100	124,194
County of Montgomery TN GO, 5.00%, 04/01/27	100	127,143
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/27	85	102,592
5.00%, 07/01/27	30	38,363
State of Tennessee GO, 5.00%, 08/01/27 (Call 08/01/26)	105	131,544
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/31 (Call 11/01/27) (NPFGC)	100	127,061
Series B, 5.00%, 11/01/27 (NPFGC)	60	77,299

		728,196

Texas — 10.4%
Aldine Independent School District GO, 5.00%, 02/15/31 (Call 02/15/27) (PSF)	105	130,561
Austin Independent School District GO, 5.00%, 08/01/27 (PSF)	25	32,050
City of Austin TX GOL
5.00%, 09/01/27	25	32,048
5.00%, 09/01/28 (Call 09/01/27)	100	127,377
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/27	25	31,978
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	125,215
City of Houston TX Combined Utility System Revenue RB, Series B, 5.00%, 11/15/27	40	51,438
City of Plano TX GOL, 5.00%, 09/01/31 (Call 03/01/27)	100	125,036
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/27	50	63,323

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX GOL, 5.00%, 08/01/27	$15	$19,181
Conroe Independent School District GO, 5.00%, 02/15/27 (Call 02/15/26) (GTD)	30	36,921
North Texas Municipal Water District RB, 5.00%, 06/01/27	55	70,199
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/27 (Call 09/01/25)	65	79,145
Northside Independent School District GO, Series A, 5.00%, 08/15/27 (GTD)	30	38,245
Permanent University Fund - Texas A&M University System RB, Series B, 5.00%, 07/01/27 (Call 07/01/25)	20	24,103
Socorro Independent School District GO, Series B, 5.00%, 08/15/30 (Call 08/15/27) (PSF)	50	62,927
Spring Independent School District GO, Series A, 5.00%, 08/15/27 (Call 08/15/26)	50	62,057
State of Texas GO
Series A, 5.00%, 10/01/30 (Call 10/01/27)	80	101,422
Series B, 5.00%, 10/01/29 (Call 10/01/27)	125	159,434
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	100	118,390
Texas Water Development Board RB
5.00%, 08/01/30 (Call 08/01/27)	85	107,510
5.00%, 08/01/31 (Call 08/01/27)	45	56,726
University of North Texas System RB 5.00%, 04/15/30 (Call 04/15/27)	100	124,168
Series A, 5.00%, 04/15/27	40	50,649
University of Texas System (The) RB, Series E, 5.00%, 08/15/27	75	96,172

		1,926,275

Utah — 1.3%
State of Utah GO, 5.00%, 07/01/28 (Call 07/01/27)	125	160,020
University of Utah (The) RB, 5.00%, 08/01/27 (Call 08/01/25)	60	72,633

		232,653

Virginia — 2.8%
Virginia College Building Authority RB, 5.00%, 09/01/27 (Call 09/01/26) (NPFGC)	130	162,921
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/27 (Call 09/15/26)	25	31,403
Series A, 5.00%, 05/15/29 (Call 11/15/27)	175	224,222
Series A, 5.00%, 05/15/30 (Call 11/15/27)	60	76,596
Virginia Public Building Authority RB, Series A, 4.00%, 08/01/27	20	24,301

		519,443

Washington — 6.9%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/27 (Call 11/01/26)	55	69,047
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/27 (Call 04/01/26)	150	185,308
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/27 (Call 07/01/26)	20	24,876
Energy Northwest RB
Series A, 5.00%, 07/01/29 (Call 07/01/27)	170	215,497
Series C, 5.00%, 07/01/27	25	31,969
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/01/27 (GTD)	25	32,289
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/29 (Call 12/01/27) (GTD)	100	127,665
Port of Seattle WA RB, 5.00%, 02/01/27 (Call 02/01/26)	65	79,412
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	115	147,835
State of Washington GO
5.00%, 08/01/27	100	128,202

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2027 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
5.00%, 08/01/27 (Call 08/01/26)	$25	$31,195
Series A, 5.00%, 08/01/31 (Call 08/01/27)	100	126,383
Series E, 5.00%, 07/01/27 (Call 01/01/25)	75	89,354

		1,289,032

West Virginia — 1.6%
West Virginia Commissioner of Highways RB, 5.00%, 09/01/29 (Call 09/01/27)	150	189,362
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/27 (Call 07/01/25)	95	114,546

		303,908

Wisconsin — 3.1%
State of Wisconsin GO
5.00%, 11/01/27 (Call 05/01/26)	105	130,323
5.00%, 11/01/31 (Call 05/01/27)	110	138,280
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	25	29,372
State of Wisconsin RB, Series A, 5.00%, 05/01/27	70	89,172
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/27	75	96,092
Series 2, 5.00%, 07/01/31 (Call 07/01/27)	75	94,837

		578,076

Total Municipal Debt Obligations — 98.4% (Cost: $17,809,305)		18,298,207

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.81%(b)(c)	98	$97,913

Total Short-Term Investments — 0.5% (Cost: $ 97,902)		97,913

Total Investments in Securities — 98.9% (Cost: $ 17,907,207)		18,396,120

Other Assets, Less Liabilities — 1.1%		202,522

Net Assets — 100.0%		$18,598,642

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	53	45	98	$97,913	$513	$6	$10

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$18,298,207	$—	$18,298,207
Money Market Funds	97,913	—	—	97,913

	$97,913	$18,298,207	$—	$18,396,120

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.	MO	Moral Obligation
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
GO	General Obligation	PSF	Permanent School Fund
GOL	General Obligation Limited	RB	Revenue Bond
GTD	Guaranteed
SAP	Subject to Appropriations
SAW	State Aid Withholding

4